Income Taxes (Tables)	12 Months Ended
Jun. 30, 2019
Income Taxes (Tables)
Federal and State statutory income tax rate

	June 30, 2019	June 30, 2018
Book income at federal statutory rate	21.00%	28.19%
State income tax, net of federal tax benefit	6.64%	6.02%
Change in valuation allowance	(43.68)%	13.50%
Research and development credit	5.00%	6.95%
Permanent difference	1.05%	-%
Change in Federal Statutory Rate	-%	(54.66)%
Others - net	9.99%	-%
Total	0.00%	0.00%

Components of deferred tax assets

	June 30, 2019	June 30, 2018
Deferred tax assets:
Net operating loss carry forwards	$21,416,000	$18,010,000
Accrued payroll	807,000	807,000
Stock compensation	2,943,000	2,649,000
Research and development credit	5,193,000	5,088,000
Other	100,000	114,000
	$30,459,000	$26,668,000
Valuation allowance	(30,459,000)	(26,668,000)
Total deferred taxes	$-	$-